UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NEA Management Company, LLC
Address:  1954 Greenspring Drive, Suite 600
          Timonium, MD 21093



13F File Number: 28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louis S. Citron
Title: Secretary
Phone: 410-842-4000

Signature, Place and Date of Signing:

/s/ Louis S. Citron, Timonium, Maryland, February 11, 2011
-------------------------------------------------------------


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $510,357 (thousands)

List of Other Included Managers:           None

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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXZA PHARMACEUTICALS INC       COM              015384100      817   653705 SH       DEFINED            653705
AMICUS THERAPEUTICS INC          COM              03152W109    21211  4513029 SH       DEFINED           4513029
ARQULE INC                       COM              04269E107    12916  2200317 SH       DEFINED           2200317
ARYX THERAPEUTICS INC            COM              043387109     1207  4469274 SH       DEFINED           4469274
CADENCE PHARMACEUTICALS INC      COM              12738T100    13585  1799286 SH       DEFINED           1799286
CHINA LODGING GROUP LTD          SPONSORED ADR    16949N109     1331    61128 SH       DEFINED             61128
ECHO GLOBAL LOGISTICS INC        COM              27875T101    29201  2425318 SH       DEFINED           2425318
EXELIXIS INC                     COM              30161Q104    18119  2207000 SH       DEFINED           2207000
FINANCIAL ENGINES INC            COM              317485100    14118   711927 SH       DEFINED            711927
GLU MOBILE INC                   COM              379890106    11527  5568793 SH       DEFINED           5568793
INFINITY PHARMACEUTICALS INC     COM              45665G303     3738   630292 SH       DEFINED            630292
INHIBITEX INC                    COM              45719T103    22991  8842612 SH       DEFINED           8842612
INNERWORKINGS INC                COM              45773Y105    46743  7136397 SH       DEFINED           7136397
LEXICON PHARMACEUTICALS INC      COM              528872104    16813 11676000 SH       DEFINED          11676000
MOTRICITY INC                    COM              620107102      234    12599 SH       DEFINED             12599
NEUROMETRIX INC                  COM              641255104     1284  1887906 SH       DEFINED           1887906
OREXIGEN THERAPEUTICS INC        COM              686164104    23009  2847700 SH       DEFINED           2847700
RIGEL PHARMACEUTICALS INC        COM              766559603    11129  1477900 SH       DEFINED           1477900
SEATTLE GENETICS INC             COM              812578102    12708   850000 SH       DEFINED            850000
SEMICONDUCTOR MFG INTL CORP      SPONSORED ADR    81663N206     8338  2278177 SH       DEFINED           2278177
SOLTA MED INC                    COM              83438K103     6349  2081658 SH       DEFINED           2081658
SREADTRUM COMMUNICATIONS INC     ADR              849415203      103     5610 SH       DEFINED              5610
SUNESIS PHARMACEUTICALS INC      COM              867328502    17586 33819441 SH       DEFINED          33819441
TARGACEPT INC                    COM              87611R306   121043  4567666 SH       DEFINED           4567666
TRANSCEPT PHARMACEUTICALS INC    COM              89354M106    15442  2086755 SH       DEFINED           2086755
VONAGE  HLDGS CORP               COM              92886T201    62612 27951850 SH       DEFINED          27951850
YM BIOSCIENCES INC               COM              984238105     3437  1474998 SH       DEFINED           1474998
ZHONE TECHNOLOGIES INC           COM              98950P884    12766  4781290 SH       DEFINED           4781290
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